UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
Certified Shareholder Report of
Registered Management Investment Companies

Investment Company Act File Number: 811-1884

Endowments
(Exact Name of Registrant as specified in charter)

P.O. Box 7650, One Market, Steuart Tower
San Francisco, California 94120
(Address of principal executive offices)

Registrant's telephone number, including area code: (415) 421-9360

Date of fiscal year end: July 31

Date of reporting period: January 31, 2006

Patrick F. Quan
Capital Research and Management Company
P.O. Box 7650, One Market, Steuart Tower
San Francisco, California 94120
(name and address of agent for service)

Copies to:
Julie Allecta, Esq.
Paul, Hastings, Janofsky & Walker LLP
55 Second Street
Twenty-Fourth Floor
San Francisco, California 94105
(Counsel for the Registrant)

ITEM 1 - Reports to Stockholders
[Logo - Capital Research and Management SM]

Endowments

Investments for nonprofit institutions

Semi-annual report for the six months ended January 31, 2006

EndowmentsSM is managed by Capital Research and Management Company,SM which also manages the 29 American Funds.® The American Funds organization ranks among the nation’s three largest mutual fund families. For nearly 75 years, Capital Research has invested with a long-term focus based on thorough research and attention to risk.

Growth and Income Portfolio seeks to provide long-term growth of principal, with income and preservation of capital as secondary objectives, primarily through investments in common stocks.

Bond Portfolio seeks to provide as high a level of current income as is consistent with the preservation of capital through investments in fixed-income securities.

Figures shown are past results and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity. For the most current information and month-end results, visit americanfunds.com/endowments.

Here are returns on a $1,000 investment with all distributions reinvested for periods ended December 31, 2005 (the most recent calendar quarter):

	1 year	5 years	10 years
Growth and Income Portfolio
Average annual total return	—	+ 5.49%	+ 10.42%
Cumulative total return	+2.92%	+30.63%	+169.37%

Bond Portfolio
Average annual total return	—	+ 6.46%	+ 6.14%
Cumulative total return	+1.94%	+36.73%	+81.53%

The funds’ investment adviser waived 5% of its management fees from September 1, 2004, through March 31, 2005, and increased the waiver to 10% on April 1, 2005. Fund results shown reflect the waiver, without which they would have been lower. Please see the Financial Highlights table on page 22 for details.

Bond Portfolio’s 30-day yield as of February 28, 2006, calculated in accordance with the Securities and Exchange Commission formula, was 4.82%, which reflects a fee waiver (4.77% without the fee waiver).

The return of principal in the Bond Portfolio is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks that are associated with the underlying bonds owned by the fund.

Dear shareholders:

We are pleased to report to you at the midpoint of our 2006 fiscal year.

Growth and Income Portfolio

For the six months ended January 31, 2006, the value of an investment in the Growth and Income portfolio rose 3.1%.* Over the same period, the unmanaged Standard & Poor’s 500 Composite Index gained 4.7% and the Lipper Growth & Income Funds Index gained 6.3%.

*All percentage gain/loss figures used throughout this letter include reinvestment of all distributions.

Higher oil prices were the dominant economic story during the first half of the fund’s fiscal year. Prices increased sharply, rising more than 12% to $68 a barrel from $61 at the beginning of the period. Partly as a consequence of high oil prices, inflation rose 3.4% during calendar year 2005, its highest rate in 15 years. Reflecting inflation concerns, the Federal Reserve Board increased the federal funds rate five times during the period to its current level of 4.5%

The nation’s economy showed considerable resilience, growing 3.5% in 2005 despite rising oil prices and higher short-term interest rates. Corporate earnings also grew at a healthy rate and profit margins were at historically high levels. We consider it likely that the growth rate in the economy and corporate profits will slow during the second half of 2006.

In this environment, the stock market showed respectable gains during the six-month period. Our return modestly trailed the relevant indexes. This is attributable primarily to our holdings of the stocks of large, well-established companies that lagged the overall market. This is exactly the reverse of what happened during the speculative boom of the late ’90s when these stocks dramatically outpaced the overall market. While our investment in these companies was not rewarded in the first half of the fund’s fiscal year, we increased our exposure to them, believing that they continue to represent good value.

During the six-month period, we increased our exposure to oil stocks, which brings our energy holdings to 11.0% of the portfolio at the end of this period. While these stocks have done well, they don’t seem to fully reflect the dramatic change in the energy environment. We also reduced our exposure to the consumer discretionary sector from 10.1% to 8.0% because of our concerns about the outlook for consumer spending.

Bond Portfolio

For the six months ended January 31, 2006, the Bond Portfolio returned 0.9%, essentially matching the 0.8% return of the unmanaged Lehman Brothers Aggregate Bond Index. In comparison, the Lipper Corporate Debt A-Rated Bond Funds Average gained 0.5% for the same period.

During this fiscal period, the Federal Reserve Board continued its program of reducing monetary accommodation by raising the federal funds rate at a measured pace. Although the market expects further tightening in the months ahead, there remains some uncertainty as to the number of hikes remaining. Part of this uncertainty stems from the possibility of slower economic growth during the second half of 2006 and the potential for high energy prices to amplify inflation. Another part owes to the change of leadership at the Fed. Longtime chairman Alan Greenspan retired on the last day of the fiscal period and has been succeeded by Ben Bernanke.

In this environment, short-term yields continued to rise, largely in step with the Fed’s rate hikes. Long-term yields, which had been relatively steady early in the year, began to rise toward the end of the period. The Treasury yield curve continued to flatten. By January 31, the yields on two-year and 10-year Treasuries were virtually the same compared to a quarter percentage point difference at the beginning of the fiscal year.

Rising yields do not affect all bonds equally, and that was quite evident this period. Returns on longer maturity debt (10 years or more) were generally weaker than returns on short-term debt. Within the investment-grade category, higher quality bonds generally outperformed.

The mix of securities in the Bond Portfolio changed slightly over the course of the reporting period. One change was among mortgage-backed obligations. During the latter half of 2005, weaker valuations for some of these securities made them relatively more attractive from a long-term perspective. Consequently, mortgage-backed securities increased to 18.3% of portfolio holdings from 13.3% at the start of the period.

Corporate bonds account for the lion’s share of the Bond Portfolio. Returns for this sector varied, reflecting the broad mix of industries it encompasses. In general, holdings in commercial banks, insurance companies, airlines and non-U.S. companies bolstered returns, while automobiles and household durables hampered results. Corporate bonds totaled 51.3% of portfolio holdings at the close of the period, down from 53.6% six months ago.

Finally, the portfolio’s duration of 3.9 years at the end of the period remained significantly lower than the Lehman index at 4.6 years. We thus remain in a defensive posture during this period of rising interest rates.

As always, we welcome your comments and questions.

Cordially,

/s/ Robert G. O'Donnell

Robert G. O’Donnell
Vice Chairman of the Board
and Principal Executive Officer

/s/ Claudia P. Huntington

Claudia P. Huntington
President

February 27, 2006

For current information about the fund, visit americanfunds.com/endowments.

Summary investment portfolio

The following summary investment portfolio is designed to streamline the report and help investors better focus on a fund’s principal holdings. For details on how to obtain a complete schedule of portfolio holdings, please see the inside back cover.

Growth and Income Portfolio
January 31, 2006
unaudited

Industry sector diversification

[begin pie chart]
Information technology	13.29%
Consumer staples	13.13%
Financials	12.95%
Health care	12.37%
Short-term securities & other assets less liabilities	11.57%
Energy	10.97%
Consumer discretionary	7.98%
Industrials	6.81%
Materials	3.88%
Telecommunication services	2.30%
Convertible securities	0.81%
Utilities	0.14%
Miscellaneous	3.80%
[end pie chart]

			Percent
		Market	of net
Common stocks - 87.62%	Shares	value	assets

Information technology - 13.29%
Microsoft Corp.	118,000	$3,321,700	3.30%
Intel Corp.	83,000	1,765,410	1.75
Cisco Systems, Inc. (1)	79,000	1,467,030	1.46
Nokia Corp. (ADR)	78,000	1,433,640	1.43
Oracle Corp. (1)	90,000	1,131,300	1.12
Texas Instruments Inc.	28,000	818,440.81
Other securities		3,439,235	3.42
		13,376,755	13.29

Consumer staples - 13.13%
Altria Group, Inc.	35,000	2,531,900	2.51
Wal-Mart Stores, Inc.	53,000	2,443,830	2.43
PepsiCo, Inc.	32,000	1,829,760	1.82
Walgreen Co.	22,000	952,160.95
Coca-Cola Co.	20,000	827,600.82
Bunge Ltd.	14,000	825,440.82
WD-40 Co.	26,000	816,660.81
Other securities		2,990,045	2.97
		13,217,395	13.13

Financials - 12.95%
Wells Fargo & Co.	30,000	1,870,800	1.86
Berkshire Hathaway Inc., Class A (1)	20	1,789,800	1.78
American International Group, Inc.	25,000	1,636,500	1.63
American Express Co.	21,000	1,101,450	1.09
Bank of America Corp.	22,000	973,060.97
Jefferson-Pilot Corp.	15,000	874,950.87
Other securities		4,780,770	4.75
		13,027,330	12.95

Health care - 12.37%
Medtronic, Inc.	40,000	2,258,800	2.25
Sanofi-Aventis	15,000	1,371,907	1.36
Roche Holding AG	8,000	1,260,924	1.25
Eli Lilly and Co.	22,000	1,245,640	1.24
Abbott Laboratories	20,000	863,000.86
Merck & Co., Inc.	25,000	862,500.86
Novo Nordisk A/S, Class B	15,000	838,016.83
Other securities		3,747,660	3.72
		12,448,447	12.37

Energy - 10.97%
Exxon Mobil Corp.	52,000	3,263,000	3.24
Royal Dutch Shell PLC, Class B (ADR)	33,000	2,369,400	2.36
Chevron Corp.	35,000	2,078,300	2.07
Halliburton Co.	20,000	1,591,000	1.58
ConocoPhillips	15,000	970,500.96
Other securities		764,700.76
		11,036,900	10.97

Consumer discretionary - 7.98%
Lowe's Companies, Inc.	27,000	1,715,850	1.70
Target Corp.	30,000	1,642,500	1.63
Time Warner Inc.	78,000	1,367,340	1.36
Walt Disney Co.	54,000	1,366,740	1.36
Other securities		1,939,600	1.93
		8,032,030	7.98

Industrials - 6.81%
Lockheed Martin Corp.	23,000	1,555,950	1.55
Caterpillar Inc.	20,000	1,358,000	1.35
Avery Dennison Corp.	15,000	896,100.89
Other securities		3,039,280	3.02
		6,849,330	6.81

Materials - 3.88%
AptarGroup, Inc.	15,000	846,600.84
Other securities		3,056,186	3.04
		3,902,786	3.88

Telecommunication services - 2.30%
BellSouth Corp.	30,000	863,100.85
Sprint Nextel Corp.	36,000	824,040.82
Other securities		633,200.63
		2,320,340	2.30

Utilities - 0.14%
Other securities		138,915.14

Miscellaneous - 3.80%
Other common stocks in initial period of acquisition		3,819,710	3.80

Total common stocks (cost: $74,550,187)		88,169,938	87.62

			Percent
		Market	of net
Convertible securities - 0.81%		value	assets

Information technology - 0.81%
Other securities		812,000.81

Total convertible securities (cost: $830,704)		812,000.81

	Principal		Percent
	amount	Market	of net
Short-term securities - 11.80%	(000)	value	assets

Preferred Receivables Funding Corp. 4.34% due 2/2/2006 (2)	1,800	1,799,565	1.79
Freddie Mac 4.40% due 2/28/2006	1,800	1,793,840	1.78
Scripps (E.W.) Co. 4.26% due 02/01/2006 (2)	1,600	1,599,810	1.59
Cloverleaf International Holdings, SA 4.26% due 2/2/2006 (2)	1,400	1,399,668	1.39
Anheuser-Busch Companies, Inc. 4.29% due 2/23/2006 (2)	1,400	1,396,154	1.39
AIG Funding, Inc. 4.47% due 2/27/2006	1,200	1,195,976	1.19
Federal Home Loan Bank 4.215% due 3/3/2006	1,000	996,364.99
Coca-Cola Co. 4.33% due 3/6/2006	1,000	995,907.99
Wal-Mart Stores Inc. 4.38% due 02/22/2006 (2)	700	698,126.69

Total short-term securities (cost: $11,875,410)		11,875,410	11.80

Total investment securities (cost: $87,256,301)		100,857,348	100.23
Other assets less liabilities		(229,378)	(.23)

Net assets		$100,627,970	100.00%

"Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

(1) Security did not produce income during the last 12 months.
(2) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities, including those in "Other securities" in the summary investment portfolio, was $6,893,323, which represented 6.85% of the net assets of the fund.

ADR = American Depositary Receipts

See Notes to Financial Statements

Summary investment portfolio

The following summary investment portfolio is designed to streamline the report and help investors better focus on a fund’s principal holdings. For details on how to obtain a complete schedule of portfolio holdings, please see the inside back cover.

Bond Portfolio
January 31, 2006
unaudited

[begin pie chart]
Mortgage- and asset-backed obligations	23.04%
U.S. government & government agency bonds & notes	12.02%
Municipals	1.94%
Non-U.S. government bonds & notes	0.69%
Preferred securities	6.73%
Short-term securities & other assets less liabilities	4.29%

Financials	19.51%
Consumer discretionary	8.70%
Industrials	6.50%
Telecommunication services	5.39%
Utilities	4.83%	Corporate bonds & notes	51.29%
Materials	2.66%
Health care	1.35%
Energy	1.13%
Consumer staples	1.00%
Information technology	0.22%
[end pie chart]

	Principal		Percent
	amount	Market	of net
Bonds & notes - 88.98%	(000)	value	assets

Corporate bonds & notes - 51.29%

Financials - 19.51%
Washington Mutual, Inc.:
5.625% 2007	$375	$377,142
4.90% 2010 (1)	400	400,808
Washington Mutual Bank, FA 6.875% 2011	250	268,711	1.79%
Resona Bank, Ltd. 5.85% (undated) (1) (2)	475	473,052.81
Sumitomo Mitsui Banking Corp. 5.625% (undated) (1) (2)	450	447,377.77
TuranAlem Finance BV 8.50% 2015 (2)	400	426,500.73
SocGen Real Estate Co. LLC, Series A, 7.64% (undated) (1) (2)	375	388,934.67
JPM Capital Trust I, cumulative capital securities trust, 7.54% 2027	345	363,465.62
Lazard Group LLC 7.125% 2015	315	330,581.57
BNP Paribas 5.186% noncumulative (undated) (1) (2)	300	288,791.49
Household Finance Corp. 6.375% 2011	125	131,789.22
Other securities		7,494,510	12.84
		11,391,660	19.51

Consumer discretionary - 8.70%
Residential Capital Corp.:
5.67% 2008 (1)	300	302,927
6.375% 2010	250	256,512
General Motors Acceptance Corp.:
7.25% 2011	455	439,441
6.61% - 7.75% 2010 - 2014 (1)	495	478,727	2.53
Ford Motor Credit Co.:
7.375% 2009	150	140,451
7.875% 2010	650	612,186	1.29
DaimlerChrysler North America Holding Corp. 8.00% 2010	600	655,403	1.12
Other securities		2,191,601	3.76
		5,077,248	8.70

Industrials - 6.50%
Continental Airlines, Inc.,:
Series 2001-1, Class A-2, 6.503% 2011	385	376,985
Series 2000-1, Class A-1, 8.048% 2022 (3)	201	207,220	1.00
Deere & Co. 8.95% 2019	370	409,072.70
Hutchison Whampoa International Ltd. 7.00% 2011 (2)	375	402,606.69
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class G, MBIA insured, 6.664% 2013 (2) (3)	342	364,625.63
Bombardier Inc. 6.30% 2014 (2)	375	338,437.58
American Airlines, Inc., Series 2001-2, Class A-1, 6.978% 2012 (3)	325	331,657.57
General Electric Capital Corp., Series A, 6.00% 2012	125	131,061.22
Other securities		1,233,189	2.11
		3,794,852	6.50

Telecommunication services - 5.39%
Nextel Communications, Inc.:
6.875% 2013	500	524,657
7.375% 2015	150	158,645	1.17
France Télécom 7.75% 2011 (1)	400	444,250.76
AT&T Wireless Services, Inc. 8.125% 2012	350	402,863.69
Other securities		1,615,925	2.77
		3,146,340	5.39

Utilities - 4.83%
Homer City Funding LLC 8.734% 2026 (3)	297	345,760.59
Exelon Generation Co., LLC 6.95% 2011	300	322,269.55
Other securities		2,150,464	3.69
		2,818,493	4.83

Materials - 2.66%
Norske Skogindustrier ASA 7.625% 2011 (2)	500	529,924.91
Georgia-Pacific Corp. 7.50% 2006	353	355,647.61
Other securities		669,775	1.14
		1,555,346	2.66

Health Care - 1.35%
Other securities		791,277	1.35

Energy - 1.13%
Tengizchevroil Finance Co. S.àr.l., Series A, 6.124% 2014 (2) (3)	300	303,750.52
Other securities		353,618.61
		657,368	1.13

Consumer staples - 1.00%
Wal-Mart Stores, Inc. 5.25% 2035	205	196,247.34
Other securities		386,818.66
		583,065	1.00

Information Technology - 0.22%
Other securities		128,160.22

Mortgage-and asset-backed obligations (3) - 23.04%
Fannie Mae:
5.50% 2035	466	461,014
6.00% -12.042% 2010- 2041 (1)	1,385	1,440,260	3.26
Freddie Mac 4.00% - 8.75% 2008 - 2036	887	865,880	1.48
ARG Funding Corp.:
Series 2005-2, Class A-1, AMBAC insured, 4.54% 2009 (2)	500	495,867
Series 2005-1, Class A-3, MBIA insured, 4.29% 2011 (2)	250	242,074	1.26
Countrywide Alternative Loan Trust 4.326% - 6.00% 2035	716	709,241	1.22
Chase Commercial Mortgage Securities Corp.:
Series 1998-2, Class A-2, 6.39% 2030	359	370,072
Series 2000-1, Class A-2, 7.757% 2032	234	250,591	1.06
Morgan Stanley Capital I, Inc., Series 1998-HF2, Class A-2, 6.48% 2030	434	445,548.76
Residential Funding Mortgage Securities I, Inc., Series 2004-SA1, Class A-II, 4.336% 2034 (1)	368	359,422.62
Wells Fargo Home Equity Trust, Series 2004-2, Class AI-5, 4.89% 2028	334	325,062.56
Salomon Brothers Commercial Mortgage Trust, Series 2001-C1, Class A-2, 6.226% 2035	322	324,658.56
SBA CMBS Trust, Series 2005-1D, 6.219% 2035 (2)	320	321,148.55
Crown Castle Towers LLC, Series 2005-1, Class D, 5.612% 2035 (2)	325	315,960.54
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026 (2)	290	312,226.53
Other securities		6,213,211	10.64
		13,452,234	23.04

U.S. government & government agency bonds & notes - 12.02%
U.S. Treasury:
3.625% 2009	1,475	1,434,202
3.875% 2009 (4)	753	796,688
14.00% 2011	450	482,553
2.00% 2014 (4)	267	267,250
12.50% 2014	1,200	1,509,372
6.875% 2025	1,325	1,681,716	10.57
Freddie Mac:
6.625% 2009	125	132,420
5.75% 2010	250	334,439.80
Other securities		380,126.65
		7,018,766	12.02

Municipals - 1.94%
State of California, Golden State Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds, Series 2003-A1, 6.25% 2033	325	355,179.61
Other securities		775,479	1.33
		1,130,658	1.94

Non-U.S. government bonds & notes - 0.69%
Other securities		399,952.69

Total bonds & notes (cost: $52,212,814)		51,945,419	88.98

			Percent
		Market	of net
Preferred securities - 6.73%	Shares	value	assets

Financials - 6.73%
Fannie Mae, Series O, 7.00% preferred (2)	15,000	822,188	1.41
BNP U.S. Funding LLC, Series A, 7.738% noncumulative preferred (1) (2)	375,000	391,290
BNP Paribas Capital Trust 9.003% noncumulative trust preferred (1) (2)	150,000	172,723.97
HSBC Capital Funding LP, Series 1, 9.547% noncumulative step-up perpetual preferred (1) (2)	400,000	465,820.80
Fuji JGB Investment LLC, Series A, 9.87% noncumulative preferred (1) (2)	360,000	396,178.68
Deutsche Bank Capital Funding Trust I, 7.872% (1) (2)	300,000	323,567.55
Resona Preferred Global Securities (Cayman) Ltd. 7.191% (1) (2)	150,000	158,116.27
Other securities		1,198,903	2.05

Total preferred securities (cost: $3,738,829)		3,928,785	6.73

	Principal		Percent
	amount	Market	of net
Short-term securities - 3.25%	(000)	value	assets

General Electric Capital Corp. 4.47% due 2/1/2006	$1,300	1,299,839	2.23
Wal-Mart Stores Inc. 4.38% due 2/22/2006 (2)	600	598,393	1.02

Total short-term securities (cost: $1,898,233)		1,898,232	3.25

Total investment securities (cost: $57,849,876)		57,772,436	98.96
Other assets less liabilities		608,477	1.04

Net assets		$58,380,913	100.00%

"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item:

(1) Coupon rate may change periodically.
(2) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities, including those in "Other securities" in the summary investment portfolio, was $14,528,642, which represented 24.89% of the net assets of the fund.
(3) Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made.
Therefore, the effective maturities are shorter than the stated maturities.
(4) Index-linked bond whose principal amount moves with a government retail price index.

See Notes to Financial Statements

Financial statements
unaudited

Statements of assets and liabilities
at January 31, 2006
	Growth and Income Portfolio	Bond Portfolio

Assets:
Investment securities at market (cost: $87,256,301 and $57,849,876, respectively)	$100,857,348	$57,772,436
Cash	146,287	147,665
Receivables for:
Sales of investments	550,076	265
Sales of fund's shares	45	2,605
Dividends and interest	94,922	742,678
Total assets	101,648,678	58,665,649

Liabilities:
Payables for:
Purchases of investments	955,992	250,000
Repurchases of fund's shares	7,688	-
Investment advisory services	38,160	22,224
Other fees and expenses	18,868	12,512
Total liabilities	1,020,708	284,736
Net assets at January 31, 2006	$100,627,970	$58,380,913

Net assets consist of:
Capital paid in on shares of beneficial interest	$84,748,070	$59,512,239
Undistributed (distributions in excess of) net investment income	226,984	(646,236)
Undistributed (accumulated) net realized gain (loss)	2,051,869	(407,375)
Net unrealized appreciation (depreciation)	13,601,047	(77,715)
Net assets at January 31, 2006	$100,627,970	$58,380,913

Shares of beneficial interest issued and outstanding - unlimited shares authorized
Shares outstanding	6,812,509	3,587,363
Net asset value per share	$14.77	$16.27

See Notes to Financial Statements

Statements of operations
for the six months ended January 31, 2006		unaudited

	Growth and Income Portfolio	Bond Portfolio
Investment income:
Income:
Dividends	$794,852	$48,225
Interest	178,120	1,635,541
Total income	972,972	1,683,766

Fees and expenses:
Investment advisory services	254,361	150,146
Transfer agent services	240	209
Reports to shareholders	9,498	3,294
Registration statement and prospectus	12,200	8,124
Trustees' compensation	31,490	20,993
Trustees' travel expenses	14,744	8,778
Auditing	19,068	19,060
Legal	27,321	27,321
Custodian	664	556
Other	6,598	1,750
Total fees and expenses before waiver	376,184	240,231
Less waiver of fees and expenses:
Investment advisory services	25,436	15,014
Total fees and expenses after waiver	350,748	225,217
Net investment income	622,224	1,458,549

Net realized gain (loss) and unrealized appreciation (depreciation)
on investments and non-U.S. currency:
Net realized gain (loss) on:
Investments	2,122,769	(68,122)
Non-U.S. currency transactions	(1,556)	99,045
	2,121,213	30,923
Net unrealized appreciation (depreciation) on:
Investments	142,102	(1,009,413)
Non-U.S. currency translations	658	917
	142,760	(1,008,496)
Net realized gain (loss) and unrealized appreciation (depreciation)
on investments and non-U.S. currency	2,263,973	(977,573)
Net increase in net assets resulting from operations	$2,886,197	$480,976

See Notes to Financial Statements

Statements of changes in net assets

GROWTH AND INCOME PORTFOLIO

	Six months ended January 31 2006*	Year ended July 31, 2005

Operations:
Net investment income	$622,224	$1,592,287
Net realized gain on investments and non-U.S. currency transactions	2,121,213	4,312,507
Net unrealized appreciation on investments and non-U.S. currency translations	142,760	3,705,885
Net increase in net assets resulting from operations	2,886,197	9,610,679

Dividends and distributions paid to shareholders:
Dividends from net investment income	(737,596)	(1,400,093)
Distributions from net realized gain on investments	(3,411,060)	(2,564,054)
Total dividends and distributions paid to shareholders	(4,148,656)	(3,964,147)

Capital share transactions	(4,419,710)	10,635,416

Total (decrease) increase in net assets	(5,682,169)	16,281,948

Net assets:
Beginning of period	106,310,139	90,028,191
End of period (including undistributed
net investment income: $226,984 and $342,356, respectively)	$100,627,970	$106,310,139

BOND PORTFOLIO

	Six months endedJanuary 31 2006*	Year ended July 31, 2005
Operations:
Net investment income	$1,458,549	$2,916,766
Net realized gain on investments and non-U.S. currency transactions	30,923	604,275
Net unrealized depreciation
on investments and non-U.S. currency translations	(1,008,496)	(468,296)
Net increase in net assets resulting from operations	480,976	3,052,745

Dividends paid to shareholders from net investment income	(1,741,754)	(3,464,879)

Capital share transactions	(5,131,328)	5,960,099

Total (decrease) increase in net assets	(6,392,106)	5,547,965

Net assets:
Beginning of period	64,773,019	59,225,054
End of period (including distributions in excess of
net investment income: $646,236 and $363,031, respectively)	$58,380,913	$64,773,019

*Unaudited.
See Notes to Financial Statements

Notes to financial statements     unaudited

1.	Organization and significant accounting policies

Organization - ENDOWMENTS (the “trust") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company and has initially issued two series of shares, Growth and Income Portfolio and Bond Portfolio (the “funds"). Growth and Income Portfolio seeks to provide long-term growth of principal, with income and preservation of capital as secondary objectives, primarily through investments in common stocks. Bond Portfolio seeks to provide as high a level of current income as is consistent with the preservation of capital through investments in fixed-income securities.

Significant accounting policies - The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the trust:

Security valuation - Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from an independent pricing service when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity. The ability of the issuers of the debt securities held by the funds to meet their obligations may be affected by economic developments in a specific industry, state or region. Securities and other assets for which representative market quotations are not readily available are fair valued as determined in good faith under procedures adopted by authority of the trust's board of trustees. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.

Security transactions and related investment income - Security transactions are recorded by the funds as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Dividends and distributions to shareholders - Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

Non-U.S. currency translation - Assets and liabilities, including investment securities, denominated in non-U.S. currencies are translated into U.S. dollars at the exchange rates in effect on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. In the accompanying financial statements, the effects of changes in non-U.S. exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in non-U.S. currencies are disclosed separately.

Mortgage dollar rolls - Bond Portfolio may enter into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Each mortgage dollar roll is treated as a financing transaction; therefore, any gain or loss is considered unrealized until the roll reaches completion. Risks may arise due to the delayed payment date and the potential inability of counterparties to complete the transaction. Income is generated as consideration for entering into these transactions and is included in interest income on the accompanying financial statements.

2.	Non-U.S. investments

Investment risk - The risks of investing in securities of non-U.S. issuers may include, but are not limited to, investment and repatriation restrictions; revaluation of currencies; adverse political, social and economic developments; government involvement in the private sector; limited and less reliable investor information; lack of liquidity; certain local tax law considerations; and limited regulation of the securities markets.

Taxation - Dividend and interest income is recorded net of non-U.S. withholding taxes paid.

3. Federal income taxation and distributions

The funds comply with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intend to distribute substantially all of their net taxable income and net capital gains each year. The funds are not subject to income taxes to the extent such distributions are made.

Distributions - Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as non-U.S. currency gains and losses; short-term capital gains and losses; unrealized appreciation of certain investments in non-U.S. securities; cost of investments sold; paydowns on fixed-income securities; net capital losses; and amortization of premiums. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes. As of January 31, 2006, the cost of investment securities for federal income tax purposes was $87,256,301 and $58,579,609 for Growth and Income Portfolio and Bond Portfolio, respectively.

As of January 31, 2006, the components of distributable earnings on a tax basis were as follows:

	Growth and Income Portfolio	Bond Portfolio
Undistributed net investment income and non-U.S.currency gains	$270,725	$317,935
Accumulated short-term capital losses	(131,737)	(428,550)
Undistributed (accumulated) long-term capital gains (losses)	2,185,161	(202,211)
Gross unrealized appreciation on investment securities	15,212,321	779,690
Gross unrealized depreciation on investment securities	(1,611,274)	(1,586,863)
Net unrealized appreciation (depreciation) on investment securities	13,601,047	(807,173)

Accumulated short-term capital losses on the previous page include a capital loss carryforward of $197,714 expiring in 2011 for Bond Portfolio. The capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years through the expiration date. The funds will not make distributions from capital gains while a capital loss carryforward remains in that fund. During the six months ended January 31, 2006, the Growth and Income Portfolio realized, on a tax basis, a net capital gain of $2,122,769. During the six months ended January 31, 2006, the Bond Portfolio realized, on a tax basis, a net capital loss of $433,047, which includes losses of $240,584 that were realized during the period November 1, 2004 through July 31, 2005.

For the six months ended January 31, 2006, the Growth and Income Portfolio made distributions from realized short-term capital gains in the amount of $514,877 and from long-term capital gains in the amount of $2,896,183.

4. Fees and transactions with related parties

Capital Research and Management Company ("CRMC"), the funds’ investment adviser, is the parent company of American Funds Service Company ("AFS"), the funds’ transfer agent.

Investment advisory services - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on an annual rate of 0.50% on the first $150 million of each fund’s daily net assets and 0.40% on such assets in excess of $150 million.

The Investment Advisory and Service Agreement provides for a fee reduction to the extent that annual operating expenses exceed 0.75% of the average daily net assets of each fund. Expenses related to interest, taxes, brokerage commissions, transaction costs and extraordinary items are not subject to these limitations. For the six months ended January 31, 2006, no such fee reductions were required, but CRMC is voluntarily waiving 10% of investment advisory services fees. During the six months ended January 31, 2006, total investment advisory services fees waived by CRMC were $25,436 and $15,014 for Growth and Income Portfolio and Bond Portfolio, respectively. As a result, the fees shown on the accompanying financial statements of $254,361 and $150,146, for Growth and Income Portfolio and Bond Portfolio, respectively, were both reduced to an annualized rate of 0.450% of average daily net assets.

Transfer agent services - The funds has a transfer agent agreement with AFS. Under this agreement, the funds compensate AFS for transfer agent services including shareholder recordkeeping and communications.

Affiliated officers and trustees - Officers and certain trustees of the trust are or may be considered to be affiliated with CRMC and AFS. No affiliated officers or trustees received any compensation directly from the funds.

5. Capital share transactions

Capital share transactions in the funds were as follows:

	Sales		Reinvestments of dividends and distributions		Repurchases		Net (decrease) increase
	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended January 31, 2006
Growth and Income Portfolio	$6,283,245	423,563	$3,918,703	267,816	$(14,621,658)	(991,556)	$(4,419,710)	(300,177)
Bond Portfolio	2,277,368	139,322	1,409,334	86,328	(8,818,030)	(534,847)	(5,131,328)	(309,197)

Year ended July 31, 2005
Growth and Income Portfolio	$12,669,940	869,849	$3,499,712	240,757	$(5,534,236)	(383,646)	$10,635,416	726,960
Bond Portfolio	7,665,322	455,477	2,628,385	157,099	(4,333,608)	(259,090)	5,960,099	353,486

6. Investment transactions

Growth and Income Portfolio and Bond Portfolio made purchases of investment securities of $10,318,592 and $13,760,999 and sales of investment securities of $18,610,768 and $17,982,490, respectively, during the six months ended January 31, 2006. Short-term securities were excluded.

Financial highlights (1)

Growth and Income Portfolio
			Income (loss) from investment operations(2)			Dividends and distributions

		Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized )	Total from investment operations	Dividends (from net investment income )	Distributions (from capital gains )	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions	)	Ratio of expenses to average net assets before waivers		Ratio of expenses to average net assets after waivers	(3)	Ratio of net income to average net assets

Six months ended 01/31/2006	(4)	$14.95	$.09	$.37	$.46	$(.11)	$(.53)	$(.64)	$14.77	3.13%	$101.74%			(5)	.69%	(5)	1.22%	(5)
Year ended 7/31/2005		14.10	.24	1.20	1.44	(.21)	(.38)	(.59)	14.95	10.33	106.69				.66		1.60
Year ended 7/31/2004		12.57	.20	1.53	1.73	(.20)	-	(.20)	14.10	13.81	90.64				.64		1.43
Year ended 7/31/2003		11.61	.22	.94	1.16	(.20)	-	(.20)	12.57	10.18	76.68				.68		1.88
Year ended 7/31/2002		13.11	.23	(1.33)	(1.10)	(.24)	(.16)	(.40)	11.61	(8.60)	63.66				.66		1.81
Year ended 7/31/2001		11.94	.30	1.81	2.11	(.34)	(.60)	(.94)	13.11	18.23	61.71				.71		2.32

Bond Portfolio
			Income from investment operations(2)			Dividends and distributions

		Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized )	Total from investment operations	Dividends (from net investment income )	Distributions (from gains )	Total dividends distributions	Net asset value, of period	Total return	Net assets, end of (in millions	)	Ratio of expenses to average net assets before waivers		Ratio of expenses to average net assets after waivers	(3)	Ratio of net income to net assets

Six months ended 01/31/2006	(4)	$16.62	$.40	$(.26)	$.14	$(.49)	$-	$(.49)	$16.27	.85%	$58.80%			(5)	.75%	(5)	4.86%	(5)
Year ended 7/31/2005		16.72	.78	.05	.83	(.93)	-	(.93)	16.62	5.07	65.74				.71		4.61
Year ended 7/31/2004		16.57	.83	.22	1.05	(.90)	-	(.90)	16.72	6.37	59.70				.70		4.93
Year ended 7/31/2003		15.93	.89	.77	1.66	(1.02)	-	(1.02)	16.57	10.64	59.71				.71		5.38
Year ended 7/31/2002		16.56	.99	(.53)	.46	(1.09)	-	(1.09)	15.93	2.82	50.70				.70		6.07
Year ended 7/31/2001		15.79	1.16	.77	1.93	(1.16)	-	(1.16)	16.56	12.67	46.79				.75		7.18

	Six months ended January 31,	Year ended July 31
Portfolio turnover rate	2006(4)	2005	2004	2003	2002	2001
Growth and Income Portfolio	11%	31%	32%	29%	50%	49%
Bond Portfolio	24%	51%	36%	25%	70%	48%

(1) Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Based on average shares outstanding.
(3) The ratios in this column reflect the impact, if any, of certain waivers from CRMC.
During some of the periods shown, CRMC reduced fees for investment advisory services.
(4) Unaudited.
(5) Annualized.

See Notes to Financial Statements

Expense example             unaudited

As a shareholder of the funds, you incur certain ongoing costs, including management fees and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the funds so you can compare these costs with the ongoing costs of investing in other mutual funds. The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2005, through January 31, 2006).

Actual expenses:

The first line for each fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period. Shareholders may be subject to fees charged by financial intermediaries. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would also be lower by the amount of these fees.

Hypothetical example for comparison purposes:

The second line for each fund in the table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of the fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Shareholders may be subject to fees charged by financial intermediaries. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would also be lower by the amount of these fees.

	Beginning account value 8/1/2005	Ending account value 1/31/2006	Expenses paid during period*	Annualized expense ratio

Growth and Income Portfolio -- actual return	$1,000.00	$1,031.32	$3.53	.69%
Growth and Income Portfolio -- assumed 5% return	1,000.00	1,021.73	3.52	.69
Bond Portfolio -- actual return	1,000.00	1,008.53	3.80	.75
Bond Portfolio -- assumed 5% return	1,000.00	1,021.42	3.82	.75

* Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (184), and divided by 365 (to reflect the one-half year period).

Office of the trust
One Market
Steuart Tower, Suite 1800
Mailing address: P.O. Box 7650
San Francisco, CA 94120-7650

Investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts
American Funds Service Company
Institutional Investment Services/HOST
P.O. Box 25065
Santa Ana, CA 92799-5965

Custodian of assets
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Independent registered public accounting firm
Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626-7188

Counsel
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street
Los Angeles, CA 90071-2228

For more information about any of the American Funds, please ask your investment professional for a prospectus.

“American Funds Proxy Voting Guidelines” — which describes how we vote proxies relating to portfolio securities — is available free of charge on the U.S. Securities and Exchange Commission (SEC) website at sec.gov, on the American Funds website at americanfunds.com or upon request by calling American Funds Service Company (AFS) at 800/421-0180. The fund files its proxy voting record with the SEC for the 12 months ended June 30 by August 31. The report also is available on the ENDOWMENTS website at americanfunds.com/endowments and on the SEC website.

A complete January 31, 2006, portfolio of ENDOWMENTS’ investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

ENDOWMENTS files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. (800/SEC-0330). Additionally, the list of portfolio holdings also is available by calling AFS.

This report is for the information of shareholders of ENDOWMENTS, but it may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the funds.

[Logo - Capital Research and Management SM]

The Capital Group Companies

Capital International         Capital Guardian          Capital Research and Management        Capital Bank and Trust          American Funds

Lit. No. MFGESR-985-0306P

Litho in USA REG/PL/9141-S4916

© 2006 ENDOWMENTS

Printed on recycled paper

ITEM 2 - Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 - Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 - Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 - Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 - Schedule of Investments
[Logo - American Funds®]

Endowments, Growth and Income PortfolioSM
Investment portfolio

January 31, 2006
unaudited

Common stocks — 87.62%	Shares	Market value

INFORMATION TECHNOLOGY — 13.29%
Microsoft Corp.	118,000	$3,321,700
Intel Corp.	83,000	1,765,410
Cisco Systems, Inc.[1]	79,000	1,467,030
Nokia Corp. (ADR)	78,000	1,433,640
Oracle Corp.[1]	90,000	1,131,300
Texas Instruments Inc.	28,000	818,440
International Business Machines Corp.	10,000	813,000
Analog Devices, Inc.	20,000	795,400
Linear Technology Corp.	15,000	558,150
Dell Inc.[1]	17,000	498,270
EMC Corp.[1]	33,000	442,200
Symbol Technologies, Inc.	26,900	332,215
		13,376,755

CONSUMER STAPLES — 13.13%
Altria Group, Inc.	35,000	2,531,900
Wal-Mart Stores, Inc.	53,000	2,443,830
PepsiCo, Inc.	32,000	1,829,760
Walgreen Co.	22,000	952,160
Coca-Cola Co.	20,000	827,600
Bunge Ltd.	14,000	825,440
WD-40 Co.	26,000	816,660
L’Oréal SA	10,000	809,750
General Mills, Inc.	15,500	753,455
Avon Products, Inc.	26,500	750,480
Sara Lee Corp.	37,000	676,360
		13,217,395

FINANCIALS — 12.95%
Wells Fargo & Co.	30,000	1,870,800
Berkshire Hathaway Inc., Class A1	20	1,789,800
American International Group, Inc.	25,000	1,636,500
American Express Co.	21,000	1,101,450
Bank of America Corp.	22,000	973,060
Jefferson-Pilot Corp.	15,000	874,950
Bank of New York Co., Inc.	25,000	795,250
U.S. Bancorp	25,000	747,750
Fulton Financial Corp.	40,000	718,000
SunTrust Banks, Inc.	10,000	714,500
Citigroup Inc.	15,000	698,700
St. Paul Travelers Companies, Inc.	13,000	589,940
Marsh & McLennan Companies, Inc.	17,000	516,630
		13,027,330

HEALTH CARE — 12.37%
Medtronic, Inc.	40,000	$2,258,800
Sanofi-Aventis	15,000	1,371,907
Roche Holding AG	8,000	1,260,924
Eli Lilly and Co.	22,000	1,245,640
Abbott Laboratories	20,000	863,000
Merck & Co., Inc.	25,000	862,500
Novo Nordisk A/S, Class B	15,000	838,016
Medco Health Solutions, Inc.[1]	15,000	811,500
Becton, Dickinson and Co.	11,000	712,800
Bristol-Myers Squibb Co.	30,000	683,700
Pfizer Inc	25,000	642,000
Johnson & Johnson	8,000	460,320
Amgen Inc.[1]	6,000	437,340
		12,448,447

ENERGY — 10.97%
Exxon Mobil Corp.	52,000	3,263,000
Royal Dutch Shell PLC, Class B (ADR)	33,000	2,369,400
Chevron Corp.	35,000	2,078,300
Halliburton Co.	20,000	1,591,000
ConocoPhillips	15,000	970,500
Schlumberger Ltd.	6,000	764,700
		11,036,900

CONSUMER DISCRETIONARY — 7.98%
Lowe’s Companies, Inc.	27,000	1,715,850
Target Corp.	30,000	1,642,500
Time Warner Inc.	78,000	1,367,340
Walt Disney Co.	54,000	1,366,740
Home Depot, Inc.	20,000	811,000
Gannett Co., Inc.	10,000	618,000
TJX Companies, Inc.	20,000	510,600
		8,032,030

INDUSTRIALS — 6.81%
Lockheed Martin Corp.	23,000	1,555,950
Caterpillar Inc.	20,000	1,358,000
Avery Dennison Corp.	15,000	896,100
3M Co.	9,000	654,750
Northrop Grumman Corp.	10,000	621,300
Illinois Tool Works Inc.	7,000	590,030
General Electric Co.	18,000	589,500
United Technologies Corp.	10,000	583,700
		6,849,330

MATERIALS — 3.88%
AptarGroup, Inc.	15,000	846,600
Air Products and Chemicals, Inc.	13,000	801,970
Alcoa Inc.	22,000	693,000
International Paper Co.	20,000	652,600
Dow Chemical Co.	14,000	592,200
International Flavors & Fragrances Inc.	9,600	316,416
		3,902,786

TELECOMMUNICATION SERVICES — 2.30%
BellSouth Corp.	30,000	$863,100
Sprint Nextel Corp.	36,000	824,040
Verizon Communications Inc.	20,000	633,200
		2,320,340

UTILITIES — 0.14%
Duke Energy Corp.	4,900	138,915

MISCELLANEOUS — 3.80%
Other common stocks in initial period of acquisition		3,819,710

Total common stocks (cost: $74,550,187)		88,169,938

Convertible securities — 0.81%	Principal amount (000)

INFORMATION TECHNOLOGY — 0.81%
Lucent Technologies Inc. 8.00% convertible subordinated notes 2031	$800	812,000

Total convertible securities (cost: $830,704)		812,000

Short-term securities — 11.80%

Preferred Receivables Funding Corp. 4.34% due 2/2/2006[2]	1,800	1,799,565
Freddie Mac 4.40% due 2/28/2006	1,800	1,793,840
Scripps (E.W.) Co. 4.26% due 2/1/2006[2]	1,600	1,599,810
Cloverleaf International Holdings, SA 4.26% due 2/2/2006[2]	1,400	1,399,668
Anheuser-Busch Companies, Inc. 4.29% due 2/23/2006[2]	1,400	1,396,154
AIG Funding, Inc. 4.47% due 2/27/2006	1,200	1,195,976
Federal Home Loan Bank 4.215% due 3/3/2006	1,000	996,364
Coca-Cola Co. 4.33% due 3/6/2006	1,000	995,907
Wal-Mart Stores Inc. 4.38% due 2/22/2006[2]	700	698,126

Total short-term securities (cost: $11,875,410)		11,875,410

Total investment securities (cost: $87,256,301)		100,857,348
Other assets less liabilities		(229,378)

Net assets		$100,627,970

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1 Security did not produce income during the last 12 months.
2 Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $6,893,323, which represented 6.85% of the net assets of the fund.

ADR = American Depositary Receipts

Endowments, Bond PortfolioSM
Investment portfolio

January 31, 2006
unaudited

Bonds & notes — 88.98%	Principal amount (000)	Market value

CORPORATE BONDS & NOTES — 51.29%
Financials — 19.51%
Washington Mutual, Inc. 5.625% 2007	$375	$377,142
Washington Mutual, Inc. 4.90% 2010[1]	400	400,808
Washington Mutual Bank, FA 6.875% 2011	250	268,711
J.P. Morgan Chase & Co. 5.75% 2013	125	128,486
JPM Capital Trust I, cumulative capital securities trust, 7.54% 2027	345	363,465
Resona Bank, Ltd. 5.85% (undated)[1,2]	475	473,052
EOP Operating LP 4.65% 2010	200	193,892
EOP Operating LP 8.10% 2010	125	137,710
EOP Operating LP 6.75% 2012	125	132,693
Abbey National PLC 6.70% (undated)[1]	250	257,781
Abbey National PLC 7.35% (undated)[1]	200	203,684
Sumitomo Mitsui Banking Corp. 5.625% (undated)[1,2]	450	447,377
PRICOA Global Funding I 4.20% 2010[2]	250	241,977
Prudential Holdings, LLC, Series C, 8.695% 2023[2,3]	150	188,523
TuranAlem Finance BV 8.50% 2015[2]	400	426,500
SocGen Real Estate Co. LLC, Series A, 7.64% (undated)[1,2]	375	388,934
AIG SunAmerica Global Financing VII 5.85% 2008[2]	125	127,331
American General Finance Corp., Series I, 5.40% 2015	250	247,420
Lazard Group LLC 7.125% 2015	315	330,581
USA Education, Inc. 5.625% 2007	125	125,395
SLM Corp., Series A, 4.50% 2010	200	194,551
HBOS PLC, Series B, 5.92% (undated)[1,2]	300	300,377
Banco Santander-Chile 5.375% 2014[2]	300	297,398
BNP Paribas 5.186% noncumulative (undated)[1,2]	300	288,791
Countrywide Home Loans, Inc., Series L, 4.00% 2011	300	281,666
Development Bank of Singapore Ltd. 7.875% 2009[2]	250	271,889
Wachovia Capital Trust III 5.80% (undated)	250	250,781
Bayerische Landesbank, Series F, 2.50% 2006	250	249,140
Liberty Mutual Group Inc. 6.50% 2035[2]	250	246,601
United Overseas Bank Ltd. 5.375% 2019[1,2]	250	246,546
Citigroup Inc. 4.625% 2010	250	246,157
Berkshire Hathaway Finance Corp. 4.125% 2010	250	242,223
Hospitality Properties Trust 6.75% 2013	215	227,963
MBNA Global Capital Funding, Series B, 5.05% 2027[1]	200	197,535
Kimco Realty Corp., Series C, 4.82% 2014	200	191,543
Downey Financial Corp. 6.50% 2014	150	149,644
Nationwide Mutual Insurance Co. 7.875% 2033[2]	125	149,230
BCI U.S. Funding Trust I 8.01% noncumulative preferred (undated)[1,2]	125	132,295
First Industrial, LP 6.875% 2012	125	132,213
Household Finance Corp. 6.375% 2011	125	131,789
United Dominion Realty Trust, Inc. 6.50% 2009	125	130,235
Rouse Co. 7.20% 2012	125	130,220
ReliaStar Financial Corp. 8.00% 2006	125	127,489
ProLogis Trust 7.05% 2006	125	125,864
Allstate Financial Global Funding LLC 5.25% 2007[2]	125	125,115
CNA Financial Corp. 5.85% 2014	125	125,046
Monumental Global Funding Trust II, Series 2002-A, 5.20% 2007[2]	125	124,937
Hartford Financial Services Group, Inc. 2.375% 2006	125	123,996
Mangrove Bay Pass Through Trust 6.102% 2033[1,2]	125	123,583
Simon Property Group, LP 4.875% 2010	125	123,438
CIT Group Inc. 3.65% 2007	125	122,109
John Hancock Global Funding II, Series 2004-A, 3.50% 2009[2]	125	119,834
		11,391,660

Consumer Discretionary — 8.70%
Residential Capital Corp. 5.67% 2008[1]	300	302,927
Residential Capital Corp. 6.375% 2010	250	256,512
General Motors Acceptance Corp. 7.75% 2010	245	241,392
General Motors Acceptance Corp. 7.25% 2011	455	439,441
General Motors Acceptance Corp. 6.61% 2014[1]	250	237,335
Ford Motor Credit Co. 7.375% 2009	150	140,451
Ford Motor Credit Co. 7.875% 2010	650	612,186
DaimlerChrysler North America Holding Corp. 8.00% 2010	600	655,403
Comcast Cable Communications, Inc. 8.375% 2007	125	129,963
Tele-Communications, Inc. 9.80% 2012	215	257,121
Ryland Group, Inc. 5.375% 2012	250	240,581
Toll Brothers Finance Corp. 5.15% 2015[2]	200	185,659
Toys “R” Us, Inc. 7.875% 2013	215	175,225
Seminole Tribe of Florida 5.798% 2013[2]	150	148,997
Harrah’s Operating Co., Inc. 5.625% 2015	150	146,902
MDC Holdings, Inc. 5.50% 2013	150	143,524
AOL Time Warner Inc. 7.625% 2031	125	139,272
Univision Communications Inc. 7.85% 2011	125	137,537
Pulte Homes, Inc. 8.125% 2011	125	136,797
Clear Channel Communications, Inc. 6.625% 2008	125	127,981
Hyatt Equities, LLC 6.875% 2007[2]	125	127,124
Centex Corp. 5.25% 2015	100	94,918
		5,077,248

Industrials — 6.50%
Continental Airlines, Inc., Series 2001-1, Class A-2, 6.503% 2011	385	376,985
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 2022[3]	201	207,220
Deere & Co. 8.95% 2019	370	409,072
Hutchison Whampoa International Ltd. 7.00% 2011[2]	375	402,606
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class G, MBIA insured, 6.664% 2013[2,3]	342	364,625
Bombardier Inc. 6.30% 2014[2]	375	338,437
American Airlines, Inc., Series 2001-2, Class A-1, 6.978% 2012[3]	325	331,657
Northwest Airlines Trust, Series 2, Class A, 9.25% 2014[3]	131	132,691
Northwest Airlines, Inc., Series 2001-1, Class A-1, 7.041% 2023[3]	179	171,945
Cendant Corp. 7.375% 2013	250	278,230
BNSF Funding Trust I 6.613% 2055[1]	250	258,876
Delta Air Lines, Inc., Series 2000-1, Class A-2, 7.57% 2012	200	196,587
General Electric Capital Corp., Series A, 6.00% 2012	125	131,061
Union Pacific Railroad Co. Pass Through Trust, Series 2003-1, 4.698% 2024[3]	124	118,171
Southern Capital Corp. Pass Through Trust, Series 2002-1, Class G, MBIA insured, 5.70% 2023[2,3]	77	76,682
Jet Equipment Trust, Series 1994-A, 11.79% 2013[2,4]	750	7
		3,794,852

Telecommunication Services — 5.39%
Nextel Communications, Inc. 6.875% 2013	500	524,657
Nextel Communications, Inc. 7.375% 2015	150	158,645
AT&T Wireless Services, Inc. 7.875% 2011	100	111,850
AT&T Wireless Services, Inc. 8.125% 2012	350	402,863
France Télécom 7.75% 2011[1]	400	444,250
ALLTEL Corp. 4.656% 2007	300	298,706
SBC Communications Inc. 4.542% 2008[1]	125	125,314
SBC Communications Inc. 6.15% 2034	125	123,481
Koninklijke KPN NV 8.00% 2010	225	245,234
Deutsche Telekom International Finance BV 8.75% 2030[1]	125	156,406
Verizon Wireless Capital LLC and Cellco Partnership 5.375% 2006	150	150,458
BellSouth Corp. 5.20% 2016	150	146,297
TELUS Corp. 8.00% 2011	125	139,804
Telecom Italia Capital SA 4.95% 2014	125	118,375
		3,146,340

Utilities — 4.83%
FPL Energy American Wind, LLC 6.639% 2023[2,3]	267	277,365
FPL Energy National Wind, LLC 5.608% 2024[2,3]	239	234,205
Commonwealth Edison Co., Series 99, 3.70% 2008	125	121,254
Exelon Generation Co., LLC 6.95% 2011	300	322,269
Midwest Generation, LLC, Series B, 8.56% 2016[3]	89	97,093
Homer City Funding LLC 8.734% 2026[3]	297	345,760
Consolidated Edison Co. of New York, Inc., Series 2005-C, 5.375% 2015	300	302,517
Reliant Energy Resources Corp. 7.75% 2011	250	276,291
AES Ironwood, LLC 8.857% 2025[3]	234	260,574
Constellation Energy Group, Inc. 6.125% 2009	200	205,946
Duke Capital Corp. 6.25% 2013	125	130,164
Virginia Electric and Power Co., Series 2002-A, 5.375% 2007	125	125,325
PSEG Power LLC 3.75% 2009	125	119,730
		2,818,493

Materials — 2.66%
Norske Skogindustrier ASA 7.625% 2011[2]	500	529,924
Georgia-Pacific Corp. 7.50% 2006	353	355,647
Equistar Chemicals, LP and Equistar Funding Corp. 8.75% 2009	250	264,375
Teck Cominco Ltd. 6.125% 2035	150	146,854
Weyerhaeuser Co. 6.75% 2012	125	132,155
International Paper Co. 5.85% 2012	125	126,391
		1,555,346

Health Care — 1.35%
Cardinal Health, Inc. 6.75% 2011	250	265,751
Cardinal Health, Inc. 4.00% 2015	100	89,433
Humana Inc. 7.25% 2006	125	126,001
UnitedHealth Group Inc. 5.20% 2007	125	125,371
Amgen Inc. 4.00% 2009	125	120,928
Health Net, Inc. 9.875% 2011[1]	55	63,793
		791,277

Energy — 1.13%
Tengizchevroil Finance Co. S.àr.l., Series A, 6.124% 2014[2,3]	300	303,750
Ras Laffan Liquefied Natural Gas Co. Ltd. 3.437% 2009[2,3]	201	193,970
Devon Energy Corp. 7.95% 2032	125	159,648
		657,368

Consumer Staples — 1.00%
Delhaize America, Inc. 8.125% 2011	250	272,917
Wal-Mart Stores, Inc. 5.25% 2035	205	196,247
CVS Corp. 6.117% 2013[2,3]	110	113,901
		583,065

Information Technology — 0.22%
Electronic Data Systems Corp., Series B, 6.50% 2013[1]	125	128,160

MORTGAGE- AND ASSET-BACKED OBLIGATIONS[3]— 23.04%
Fannie Mae, Series 2000-T5B, 7.30% 2010	250	272,584
Fannie Mae, Series 2001-T6B, 6.088% 2011	250	262,744
Fannie Mae 6.00% 2016	28	28,210
Fannie Mae, Series 2001-4, Class GA, 10.251% 2025[1]	47	51,968
Fannie Mae 7.00% 2026	26	26,883
Fannie Mae 6.50% 2031	18	18,789
Fannie Mae 7.00% 2031	13	13,378
Fannie Mae 7.50% 2031	10	10,633
Fannie Mae, Series 2001-20, Class C, 12.042% 2031[1]	44	48,621
Fannie Mae 6.00% 2034	239	241,475
Fannie Mae 6.00% 2034	191	192,888
Fannie Mae 5.50% 2035	466	461,014
Fannie Mae 6.00% 2035	238	240,398
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041	31	31,689
Freddie Mac 8.75% 2008	4	4,479
Freddie Mac 4.00% 2015	215	205,693
Freddie Mac 5.00% 2035	250	240,900
Freddie Mac 5.00% 2035	124	120,097
Freddie Mac 5.50% 2035	124	122,952
Freddie Mac 6.00% 2036	170	171,759
ARG Funding Corp., Series 2005-2, Class A-1, AMBAC insured, 4.54% 2009[2]	500	495,867
ARG Funding Corp., Series 2005-1, Class A-3, MBIA insured, 4.29% 2011[2]	250	242,074
Countrywide Alternative Loan Trust, Series 2005-62, Class 2-A-1, 4.326% 2035[1]	250	247,877
Countrywide Alternative Loan Trust, Series 2005-40CB, Class A-1, 5.50% 2035	241	238,301
Countrywide Alternative Loan Trust, Series 2005-21CB, Class A-17, 6.00% 2035	225	223,063
Chase Commercial Mortgage Securities Corp., Series 1998-2, Class A-2, 6.39% 2030	359	370,072
Chase Commercial Mortgage Securities Corp., Series 2000-1, Class A-2, 7.757% 2032	234	250,591
GS Mortgage Securities Corp. II, Series 1998-C1, Class D, 7.213% 2030[1]	250	260,994
GS Mortgage Securities Corp. II, Series 1998-C1, Class E, 7.213% 2030[1]	250	256,844
Crown Castle Towers LLC, Series 2005-1, Class A-FX, 4.643% 2035[2]	200	195,279
Crown Castle Towers LLC, Series 2005-1, Class D, 5.612% 2035[2]	325	315,960
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A-2, 4.79% 2042	250	246,013
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1, Class A-2, 4.625% 2046	250	245,720
CS First Boston Mortgage Securities Corp., Series 2004-C4, Class A-4, 4.283% 2039	255	243,658
CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A-3, 5.23% 2040	125	124,225
CS First Boston Mortgage Securities Corp., Series 1998-C1, Class A-1B, 6.48% 2040	119	122,723
Morgan Stanley Capital I, Inc., Series 1998-HF2, Class A-2, 6.48% 2030	434	445,548
Residential Funding Mortgage Securities I, Inc., Series 2004-SA1, Class A-II, 4.336% 2034[1]	368	359,422
Wells Fargo Home Equity Trust, Series 2004-2, Class AI-5, 4.89% 2028	334	325,062
Salomon Brothers Commercial Mortgage Trust, Series 2001-C1, Class A-2, 6.226% 2035	322	324,658
SBA CMBS Trust, Series 2005-1D, 6.219% 2035[2]	320	321,148
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026[2]	290	312,226
WaMu Mortgage Pass-Through Certificates Trust, Series 2004-AR1, Class A, 4.229% 2034[1]	66	64,413
WaMu Mortgage Pass-Through Certificates Trust, Series 2005-AR15, Class A-1-A, 4.79% 2045[1]	246	246,528
Bear Stearns Commercial Mortgage Securities Inc., Series 2001-TOP2, Class A-2, 6.48% 2035	250	263,531
Vanderbilt Mortgage and Finance, Inc., Series 1999-B, Class I-B-1, 8.395% 2016	56	56,843
Vanderbilt Mortgage and Finance, Inc., Series 2001-A, Class B-1, 8.20% 2020	200	206,009
Morgan Stanley Dean Witter Capital I Trust, Series 2001-TOP5, Class A-3, 6.16% 2035	250	257,818
UPFC Auto Receivables Trust, Series 2005-B, Class A-3, XLCA insured, 4.98% 2011	250	250,585
Residential Asset Securities Corp. Trust, Series 2004-KS12, Class A-1-2, 4.76% 2035[1]	250	250,272
Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A-2, 4.782% 2042	250	246,527
PP&L Transition Bond Co. LLC, Series 1999-1, Class A-7, 7.05% 2009	241	244,868
PG&E Energy Recovery Funding LLC, Series 2005-1, Class A-3, 4.14% 2012	250	244,046
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-22, Class 5-A1, 6.053% 2035[1]	241	242,001
CHL Mortgage Pass-Through Trust, Series 2005-HYB8, Class 4-A-1, 5.733% 2035[1]	233	233,689
HarborView Mortgage Loan Trust, Series 2005-15, Class 2-A1A2, 5.29% 2045[1]	192	194,198
Cendant Timeshare Receivables Funding, LLC, Series 2005-1, Class A-1, FGIC insured, 4.67% 2017[2]	193	190,154
Washington Mutual Securities Corp., Series 2005-AR1, Class A-1-A, 4.79% 2035[1]	139	138,988
LB-UBS Commercial Mortgage Trust, Series 2000-C3, Class A-2, 7.95% 2025	125	136,985
Chase Manhattan Bank — First Union National Bank, Commercial Mortgage Trust, Series 1999-1, Class B, 7.619% 2031	125	134,934
DLJ Commercial Mortgage Corp., Series 1999-CG1, Class A-1B, 6.46% 2032	125	129,719
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2005-2, Class A-6, AMBAC insured, 5.08% 2011[2]	125	124,175
GGP Mall Properties Trust, Series 2001-GGP1, Class A-2, 5.007% 2011[2]	120	120,044
PF Export Receivables Master Trust, Series 2001-B, MBIA insured, 6.60% 2011[2]	110	114,948
Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 4-A, 5.699% 2034[1]	90	88,027
Government National Mortgage Assn. 8.50% 2008	10	10,607
Government National Mortgage Assn. 10.00% 2020	57	64,759
GMAC Commercial Mortgage Securities, Inc., Series 1997-C1, Class A-3, 6.869% 2029	71	72,522
Structured Asset Securities Corp., Series 1998-RF2, Class A, 8.535% 2027[1,2]	54	54,680
Prestige Auto Receivables Trust, Series 2003-1, Class A-2, FSA insured, 2.41% 2010[2]	49	48,695
Bear Stearns ARM Trust, Series 2003-6, Class I-A-2, 3.987% 2033[1]	48	46,504
Nomura Asset Securities Corp., Series 1998-D6, Class A-1A, 6.28% 2030	40	40,686
		13,452,234

U.S. GOVERNMENT & GOVERNMENT AGENCY BONDS & NOTES — 12.02%
U.S. Treasury 3.625% 2009	1,475	1,434,202
U.S. Treasury 3.875% 2009[5]	753	796,688
U.S. Treasury 14.00% 2011	450	482,553
U.S. Treasury 2.00% 2014[5]	267	267,250
U.S. Treasury 12.50% 2014	1,200	1,509,372
U.S. Treasury 6.875% 2025	1,325	1,681,716
Freddie Mac 6.625% 2009	125	132,420
Freddie Mac 5.75% 2010	250	334,439
Federal Home Loan Bank 3.70% 2007	125	122,956
Federal Home Loan Bank 5.823% 2009	250	257,170
		7,018,766

MUNICIPALS — 1.94%
State of California, Golden State Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds, Series 2003-A1, 6.25% 2033	325	355,179
State of Wisconsin, Badger Tobacco Asset Securitization Corp., Tobacco Settlement Asset-backed Bonds, 6.125% 2027	270	286,219
State of South Dakota, Educational Enhancement Funding Corp., Tobacco Settlement Asset-backed Bonds, Series 2002-A, Class A, 6.72% 2025	174	172,380
State of New Jersey, Tobacco Settlement Financing Corp., Tobacco Settlement Asset-backed Bonds, Series 2003, 6.125% 2024	125	137,273
State of North Carolina, Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, Federally Taxable, Series 2003-E, 5.55% 2014	125	122,605
State of Louisiana, Tobacco Settlement Financing Corp., Tobacco Settlement Asset-backed Bonds,
Series 2001-A, Class A, 6.36% 2025	57	57,002
		1,130,658

NON-U.S. GOVERNMENT BONDS & NOTES — 0.69%
Israeli Government 7.50% 2014	935	215,890
United Mexican States Government Global 11.375% 2016	125	184,062
		399,952

Total bonds & notes (cost: $52,212,814)		51,945,419

Preferred securities — 6.73%	Shares

FINANCIALS — 6.73%
Fannie Mae, Series O, 7.00% preferred[2]	15,000	822,188
BNP U.S. Funding LLC, Series A, 7.738% noncumulative preferred[1,2]	375,000	391,290
BNP Paribas Capital Trust 9.003% noncumulative trust preferred[1,2]	150,000	172,723
HSBC Capital Funding LP, Series 1, 9.547% noncumulative step-up perpetual preferred[1,2]	400,000	465,820
Fuji JGB Investment LLC, Series A, 9.87% noncumulative preferred[1,2]	360,000	396,178
Deutsche Bank Capital Funding Trust I, 7.872%[1,2]	300,000	323,567
ING Capital Funding Trust III 8.439% noncumulative preferred[1]	250,000	282,828
NB Capital Corp., Series A, 8.35% exchangeable preferred depositary shares	10,000	268,500
Swire Pacific Capital Ltd. 8.84% cumulative guaranteed perpetual capital securities[2]	10,000	266,563
Chuo Mitsui Trust and Banking Co., Ltd. 5.506%[1,2]	250,000	243,359
Resona Preferred Global Securities (Cayman) Ltd. 7.191%[1,2]	150,000	158,116
DBS Capital Funding Corp., Series A, 7.657% noncumulative guaranteed preference shares[1,2]	125,000	137,653

Total preferred securities (cost: $3,738,829)		3,928,785

Short-term securities — 3.25%	Principal amount (000)

General Electric Capital Corp. 4.47% due 2/1/2006	$1,300	1,299,839
Wal-Mart Stores Inc. 4.38% due 2/22/2006[2]	600	598,393

Total short-term securities (cost: $1,898,233)		1,898,232

Total investment securities (cost: $57,849,876)		57,772,436
Other assets less liabilities		608,477

Net assets		$58,380,913

[1]	Coupon rate may change periodically.
[2]
Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $14,528,642, which represented 24.89% of the net assets of the fund.

3Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturities are shorter than the stated maturities.
[4]	Company not making scheduled interest payments; bankruptcy proceedings pending.
5 Index-linked bond whose principal amount moves with a government retail price index.

MFGEFP-985-0306-S4532

ITEM 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a Committee on Governance comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the Board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full Board of Trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the Board. Such suggestions must be sent in writing to the Committee on Governance of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the Committee on Governance.

ITEM 11 - Controls and Procedures

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)
There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 - Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ENDOWMENTS

By /s/ Robert G. O'Donnell
Robert G. O'Donnell, Vice Chairman and PEO

Date: April 11, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Robert G. O'Donnell
Robert G. O'Donnell, Vice Chairman and PEO

Date: April 11, 2006

By /s/ Susi M. Silverman
Susi M. Silverman, Treasurer and PFO

Date: April 11, 2006